UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4427
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Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
March 31, 2008

Waddell & Reed Advisors Municipal High Income Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
36	Notes to Financial Statements
43	Proxy Voting Information
44	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Municipal High Income Fund, Inc. prospectus and current Fund performance information.

President's Letter
      March 31, 2008

Dear Shareholder:

A recent study by Standard & Poor's found that the U.S. stock market experienced more daily price volatility at the start of calendar year 2008 than at any point since the 1930s, when Waddell & Reed began operating. From our perspective, these do appear to be very challenging times for parts of the U.S. economy. At the same time, however, we are still seeing strong long-term global growth, benefiting many American companies, and your investments.

Enclosed is our report on Waddell & Reed Advisors Funds' operations for the six months ended March 31, 2008. For the period, the S&P 500 Index fell 12.47 percent while the Lehman Brothers Aggregate Bond Index rose 5.24 percent, led by U.S. Treasuries. Despite an uncertain environment for stocks, we grew as an organization.

We are very grateful for your support and your confidence in our ability to manage your assets. This, indeed, is a challenging time. Many economic negatives are on America's front porch: a level of price weakness and foreclosure activity in U.S. housing markets not seen since the Dust Bowl; a global credit crunch driven by an implosion of the subprime mortgage market; a U.S. dollar that is worth much less than just a few years ago; record-setting commodity prices, and the high probability of a recession in the coming months.

The positives are more subtle: exports are booming; the overall job market in the U.S. is still relatively healthy; farmers are enjoying great prices for corn, wheat and soybeans. Alternative energy and related technologies are booming and tourists are flocking to our shores to take advantage of our cheap currency to shop.

Financial conditions such as we have seen so far in 2008 are unusual, but they are not unprecedented. In fact, after the Panic of 1907 involving a Wall Street bank that speculated on copper, Congress created the Federal Reserve. We have the Fed's monetary policy system to thank for the substantial reductions in U.S. interest rates we have seen since September 2007. The Fed's moves have been designed to help offset a huge contraction of financial credit.

Still, even with lower rates, for many people it is more difficult to buy a home or expand a consumer-focused business than it was just a year ago. As shown in the Economic Snapshot table on page four, the U.S. economy at March 31, 2008 is not in as good a shape as it was six months earlier. Inflation, oil prices and the unemployment rate are higher. Economic growth is weak.

Economic Snapshot
	3-31-2008	9-30-2007

U.S. unemployment rate	5.10%	4.70%
Inflation (U.S. Consumer Price Index)	4.00%	2.80%
U.S. GDP	0.60%	3.90%
30-year fixed mortgage rate	5.63%	6.28%
Oil price per barrel	$101.58	$81.66

All government statistics shown are subject to periodic revision.

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As we look ahead, we recommend some caution, as we believe that the range of financial outcomes this year for investors is wide. Whoever holds the reins of power in Congress and the White House after the November general election will have many long-term structural issues to address that are likely to have important economic, investment and tax implications. As always, we believe that maintaining a well-rounded portfolio is an essential element for securing your long-term financial future.

Our commitment

As investment managers, we are always mindful that we are managing other people's money. In this uncertain environment, we believe a very strong effort to manage risk takes precedence over the desire to maximize capital appreciation. With that approach in mind, we will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

MUNICIPAL HIGH INCOME FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2008	Beginning Account Value 9-30-07	Ending Account Value 3-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$967.30	0.98%	$4.82
Class B	1,000	963.10	1.84	9.03
Class C	1,000	962.90	1.89	9.23
Class Y**	1,000	968.10	0.81	3.94
Based on 5% Return (2)
Class A	$1,000	$1,020.11	0.98%	$4.95
Class B	1,000	1,015.81	1.84	9.27
Class C	1,000	1,015.56	1.89	9.47
Class Y**	1,000	1,020.96	0.81	4.04

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended March 31, 2008, and divided by 366.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

Portfolio Highlights

On March 31, 2008, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $491,296,080 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2008, your Fund owned:

Sector Weightings
Life Care/Nursing Center Revenue Bonds	$22.33
Special Tax Bonds	$17.79
Hospital Revenue Bonds	$10.08
Housing Revenue Bonds	$9.97
Other Municipal Bonds (1)	$8.72
Industrial Development Revenue/ Pollution Control Bonds	$8.45
Prerefunded ETM Bonds	$5.79
City General Obligation Bonds	$4.99
Miscellaneous Bonds	$4.55
Airport Revenue Bonds	$4.32
Cash and Cash Equivalents	$3.01

(1)Includes $1.04 Education Revenue Bonds, $0.24 Lease/COP Bonds, $0.61 Port/Marine Revenue Bonds, $1.41 Public Power Revenue Bonds, $1.67 Resource Recovery Bonds, $1.29 Sales Revenue Bonds, $0.10 School General Obligation Bonds, $1.12 Utility Revenue Bonds and $1.24 Water and Sewer Revenue Bonds.

Quality Weightings

On March 31, 2008, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	18.73%
AA	4.08%
A	6.29%
BBB	23.14%
BB	23.78%
B	18.93%
Below B	2.04%
Cash and Cash Equivalents	3.01%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

The Investments of Municipal High Income Fund
March 31, 2008		(Unaudited)
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.79%
Arizona Health Facilities Authority, Hospital Revenue Bonds: John C. Lincoln Health Network, Series 2000,
7.0%, 12-1-25	$3,500	$3,981,110
Phoenix Children's Hospital, Series 2007C,
3.96%, 2-1- 42 (A)	2,500	2,400,125
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,309,993
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,084,204
		8,775,432
California - 2.60%
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program): Series 2007 C,
5.3%, 2-1-49	9,315	8,940,258
Series 2007 A,
5.45%, 2-1-48	3,170	2,965,535
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6-1-36	1,000	862,300
		12,768,093
Colorado - 8.32%
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.25%, 11-15-13	6,000	6,210,660
5.25%, 11-15-14	4,000	4,120,240
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.2%, 12-1-37	5,000	4,965,900
Colorado Educational and Cultural Facilities
      Authority, Charter School Revenue Bonds,
      Collegiate Academy of Colorado Project,
      A Charter School Created by Jefferson County
      School District R-1, Jefferson County, State of
      Colorado, Series 2002:

7.5%, 12-15-31	3,000	3,264,780
7.375%, 12-15-21	1,000	1,086,190
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,338,433
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12-1-36	3,000	2,681,670
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,452,640
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A:
5.75%, 1-1-37	1,500	1,331,265
5.25%, 1-1-16	1,000	984,930
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax), Refunding Bonds, Series 2007,
6.2%, 12-1-34	2,000	1,809,920
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007:
5.4%, 12-1-27	1,000	847,390
5.45%, 12-1-34	1,000	822,110
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax), Refunding and Improvement Bonds, Series 2007,
5.25%, 12-1-37	1,925	1,530,067
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,138,284
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,106,145
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.75%, 12-1-36	1,445	1,083,114
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	967,960
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	937,574
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	210	214,110
		40,893,382
Connecticut - 1.47%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	4,735	4,740,777
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,479,425
		7,220,202
Delaware - 0.20%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
6.0%, 1-1-35	700	622,706
5.9%, 1-1-26	375	348,154
		970,860
Florida - 1.22%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,970,100

Georgia - 1.03%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project), Series 2004A,
7.25%, 1-1-35 (B)	4,625	2,731,155
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,667,110
7.4%, 1-1-24	660	675,470
		5,073,735
Illinois - 3.80%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.0%, 5-1-26	4,550	3,873,142
5.7%, 5-1-36	1,500	1,302,750
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	3,016,620
6.05%, 12-15-19	1,000	1,011,430
Illinois Finance Authority, Revenue Bonds: Monarch Landing, Inc. Facility, Series 2007 A,
7.0%, 12-1-37	1,500	1,412,745
The Landing at Plymouth Place Project, Series 2005A ,
6.0%, 5-15-25	1,500	1,399,650
Three Crowns Park Project, Series 2006A,
5.875%, 2-15-26	1,000	912,760
Southwestern Illinois Development Authority: Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.85%, 12-1-36	2,675	2,298,253
Local Government Program Revenue Bonds, Series 2007 (City of Collinsville Limited Incremental Sales Tax Project),
5.35%, 3-1-31	1,250	1,123,675
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,600	2,300,324
		18,651,349
Indiana - 0.98%
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.0%, 1-15-17	3,000	2,939,640
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.35%, 1-15-27	2,165	1,861,251
		4,800,891
Iowa - 3.27%
City of Cedar Rapids, Iowa: First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	4,485,800
First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	4,440	4,174,355
Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater, a Wesley Active Life Community, LLC Project), Series 2007A,
6.75%, 11-15-37	4,000	3,827,360
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.25%, 11-15-21	2,650	2,406,942
City of Coralville, Iowa (Coralville Marriott Hotel
      and Convention Center), Certificates of Participation
      Evidencing Undivided Proportionate Interests in
      Base Lease Payments Pursuant to a Lease
      Purchase Agreement, Series 2006D,

5.25%, 6-1-26	1,200	1,173,804
		16,068,261
Kansas - 9.99%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program): Series 2007A-1 Bonds,
5.5%, 12-1-38	4,990	4,825,430
Series 2006B-2 Bonds,
5.25%, 12-1-38	4,755	4,683,009
Series 2006B- 4 Bonds,
5.55%, 12-1-38	4,705	4,663,502
Series 2006B-1 Bonds,
5.3%, 12-1-38	4,635	4,579,195
Series 2006A-3 Bonds,
5.3%, 12-1-28	2,775	2,794,036
City of Olathe, Kansas: Senior Living Facility Revenue Bonds: Catholic Care Campus, Inc., Series 2006A,
6.0%, 11-15-38	4,750	4,153,543
Aberdeen Village, Inc., Series 2000A,
8.0%, 5-15-30	3,255	3,691,495
Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.0%, 12-1-28	1,850	1,525,824
5.0%, 12-1-16	1,325	1,238,106
Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.5%, 9-1-26	1,000	910,440
City of Lenexa, Kansas, Special Obligation Tax Increment Revenue Bonds (City Center East Project I), Series 2007,
6.0%, 4-1-27	4,920	4,459,980
University of Kansas Hospital Authority, Health Facilities Refunding and Improvement Revenue Bonds (KU Health System), Series 2006,
5.0%, 9-1-36	4,750	4,315,090
City of Lawrence, Kansas, Hospital Revenue Bonds, Series 2006 (The Lawrence Memorial Hospital):
5.125%, 7-1-36	2,200	2,076,206
5.125%, 7-1-26	1,000	971,640
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
6.5%, 1-15-28 (B)	4,470	1,564,500
6.375%, 1-15-20 (B)	325	113,750
6.25%, 1-15-13 (B)	270	94,500
5.75%, 1-15-06 (B)	75	26,250
City of Wichita, Kansas, Special Obligation Tax Increment Revenue Bonds (Broadway Plaza Project), Series 2008A,
6.75%, 3-1-27	1,425	1,363,426
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.2%, 9-1-26	1,000	1,019,100
		49,069,022
Louisiana - 0.74%
Calcasieu Parish Public Trust Authority, Single Family Mortgage Revenue Bonds (Guaranteed Mortgage-Backed Securities Program), Series 2006B,
5.35%, 9-1-38	3,822	3,654,046

Massachusetts - 1.64%
Massachusetts Development Finance Agency: First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.75%, 10-1-31	2,900	2,563,774
Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A (Tax-Exempt),
5.75%, 11-15-42	2,375	2,024,972
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,470,325
5.5%, 12-1-13	1,000	1,013,280
		8,072,351
Michigan - 1.09%
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	935,810
6.5%, 2-1-36	1,000	906,280
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	1,500	1,472,190
The Economic Development Corporation of the Charter Township of Meridian, Limited Obligation First Mortgage Revenue Refunding Bonds (Burcham Hills Retirement Center II Project), Series 2007A-1,
5.25%, 7-1-26	1,595	1,422,676
The Economic Development Corporation of the City of East Lansing, Limited Obligation First Mortgage Revenue Bonds (Burcham Hills Retirement Center II Project), Series 2007B-1,
5.25%, 7-1-37	775	633,291
		5,370,247
Minnesota - 0.63%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	3,500	3,091,445

Mississippi - 0.38%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006:
5.25%, 12-1-21	1,350	1,284,160
5.0%, 12-1-15	590	580,023
		1,864,183
Missouri - 19.32%
Missouri Development Finance Board: Infrastructure Facilities Revenue Bonds: City of Branson, Missouri (Branson Landing Project): Series 2004A:
5.5%, 12-1-24	2,000	2,006,040
5.625%, 12-1-28	1,000	989,680
Series 2005A,
6.0%, 6-1-20	1,000	1,084,640
City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,460,485
City of Independence, Missouri, Eastland Center Project: Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,187,612
Phase IV, Series 2000B,
5.125%, 4-1-22	875	949,996
City of Independence, Missouri - Centerpoint Project, Series 2007E,
5.125%, 4-1-27	3,075	2,961,163
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,689,675
City of Independence, Missouri - Events Center Project, Series 2008D:
5.75%, 1-1-38	1,000	990,120
5.75%, 4-1-33	750	746,062
City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A:
6.0%, 3-1-15	1,000	1,065,000
5.25%, 3-1-25	500	502,605
City of Independence, Missouri - Crackerneck Creek Project, Series 2006C,
5.0%, 3-1-28	1,100	1,024,980
Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.5%, 11-1-27	3,500	2,994,530
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1-1-35	1,500	1,496,025
6.25%, 1-1-24	1,000	977,390
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,399,050
The Industrial Development Authority of the City of Lee's Summit, Missouri: Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8-15-32	4,000	3,409,400
Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.75%, 3-1-29	1,185	1,061,689
The Industrial Development Authority of St. Joseph, Missouri: Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,004,200
Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
5.0%, 4-1-27	1,325	1,293,253
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project):
5.0%, 11-1-23	2,780	2,537,806
4.75%, 11-1-16	1,580	1,505,993
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project): Series 2004:
6.0%, 3-1-19	2,610	2,534,701
6.25%, 3-1-24	1,000	950,680
Series 2006,
5.625%, 3-1-25	500	440,085
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	3,848,480
The Industrial Development Authority of the City of
      St. Louis, Missouri, Tax Increment and
      Community Improvement District Refunding
      Revenue Bonds, Series 2007 (Loughborough
      Commons Redevelopment Project),

5.75%, 11-1-27	4,000	3,616,880
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.0%, 3-1-26	3,650	3,308,287
City of Raytown, Missouri, Annual Appropriation- Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan-Redevelopment Project Area 1), Series 2007,
5.125%, 12-1-31	3,125	3,010,719
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.95%, 11-1-29	3,000	2,826,360
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,726,433
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.5%, 10-1-31	1,160	1,048,304
5.4%, 10-1-26	760	703,866
5.25%, 10-1-21	525	504,877
5.55%, 10-1-36	285	255,141
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
6.1%, 3-1-25	1,390	1,391,460
5.6%, 3-1-17	685	705,105
5.6%, 3-1-11	270	274,360
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	2,500	2,358,575
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,286,580
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,179,848
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-27	1,500	1,351,935
5.625%, 4-1-24	860	801,202
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,029,420
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9-1-28	2,000	1,878,600
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.75%, 3-1-27	1,970	1,721,288
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,556,673
City of Harrisonville, Missouri, Annual Appropriation- Supported Tax Increment and Sales Tax Refunding Revenue Bonds (Harrisonville Towne Center Project), Series 2007,
4.625%, 11-1-28	1,630	1,471,156
North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006,
5.0%, 1-1-26	1,545	1,351,551
The Branson, Missouri, Regional Airport Transportation Development District, Airport Revenue Bonds (Branson, Missouri Airport Project), Series 2007B (AMT),
6.0%, 7-1-37	1,500	1,295,850
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project): Series 2004,
5.75%, 9-1-24	650	603,681
Series 2007,
5.5%, 10-1-22	600	546,312
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.75%, 4-1-27	1,250	1,107,525
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.0%, 10-1-20	800	737,240
5.25%, 4-1-25	400	350,244
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series 2006,
5.0%, 3-1-22	875	831,994
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12-1-28	1,000	586,000
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	365,156
		94,893,962
New Hampshire - 0.64%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	2,000	2,030,140
5.0%, 7-1-12	625	639,575
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	530	483,864
		3,153,579
Nevada - 0.68%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8-1-15	1,960	1,927,738
6.375%, 8-1-23	1,475	1,433,449
		3,361,187
New Jersey - 3.30%
New Jersey Economic Development Authority: Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT):
5.5%, 4-1-12	5,080	5,163,820
6.375%, 4-1-18	2,385	2,793,861
Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9-15-19	5,615	5,022,112
Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A:
5.875%, 1-1-37	1,230	1,080,038
5.75%, 1-1-25	710	651,326
Burlington County Bridge Commission (Burlington County, New Jersey), Economic Development Bonds (The Evergreens Project), Series 2007,
5.625%, 1-1-38	1,750	1,522,640
		16,233,797
New York - 7.84%
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.5%, 6-1-18 (C)	15,000	15,637,650
Suffolk County Industrial Development Agency: New York, Civic Facility Revenue Bonds: Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,665	4,579,304
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	2,810	2,781,169
Continuing Care Retirement Community: Revenue Refunding Bonds (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	3,000	2,625,510
Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,113,980
Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	1,849,760
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Amsterdam at Harborside Project), Series 2007A,
6.7%, 1-1- 43	4,000	3,921,840
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	3,549,035
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,460,835
		38,519,083
North Carolina - 2.11%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds: Series 1999 D,
6.7%, 1-1-19	2,500	2,615,475
Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,157,800
Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,130,440
North Carolina Medical Care Commission: Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10-1-25	2,000	1,831,680
Retirement Facilities First Mortgage Revenue Refunding Bonds (The Forest at Duke), Series 2007,
5.125%, 9-1-27	1,750	1,627,815
		10,363,210
Ohio - 0.70%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.75%, 6-1-34	2,000	1,791,160
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,653,812
		3,444,972
Oklahoma - 2.55%
Oklahoma County Home Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series A (AMT),
5.4%, 10-1-38	4,970	4,997,186
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B (AMT),
5.75%, 9-1-36	3,650	3,729,278
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	2,400	2,379,912
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,424,355
		12,530,731
Oregon - 0.03%
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (B)	3,000	150,000

Pennsylvania - 2.87%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System): Series 2000B,
9.25%, 11-15-22	5,000	5,919,200
Series 2007A:
5.0%, 11-15-17	3,000	2,667,900
5.0%, 11-15-28	1,500	1,207,110
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	2,895	2,909,996
7.35%, 7-1-22	1,400	1,407,014
		14,111,220
Rhode Island - 0.29%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,409,226

South Carolina - 3.17%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	11,650,360
South Carolina Jobs - Economic Development Authority: Revenue Bonds (The Woodlands at Furman Project), Series 2007A:
6.0%, 11-15-42	2,500	2,213,725
6.0%, 11-15-37	1,000	896,170
First Mortgage Health Care Facilities, Refunding and Revenue Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007,
5.625%, 5-1-42	1,000	819,050
		15,579,305
Tennessee - 2.39%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Refunding Bonds, Series 2005:
6.9%, 5-1-29	3,750	3,581,813
6.8%, 5-1-19	1,955	1,938,402
Memphis-Shelby County Airport Authority, Airport Revenue Bonds, Series 1999D,
6.0%, 3-1-19	5,000	5,113,250
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-36	1,250	1,104,287
		11,737,752
Texas - 7.40%
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A:
6.0%, 11-15-36	5,015	4,752,816
6.0%, 11-15-26	750	728,677
Buckingham Senior Living Community, Inc. Project, Series 2007,
5.75%, 11-15-37	6,000	4,990,320
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds:
5.5%, 2-15-27	1,500	1,274,550
5.25%, 2-15-14	700	680,358
5.25%, 2-15-15	700	666,267
5.25%, 2-15-12	600	593,358
5.25%, 2-15-13	600	588,126
Legacy at Willow Bend Project, Series 2006A Fixed Rate Bonds:
5.75%, 11-1-36	1,500	1,251,945
5.25%, 11-1-12	1,000	987,180
5.25%, 11-1-11	500	497,405
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior Life Care Community Project), Series 2005A,
6.625%, 7-1-36	5,000	4,853,500
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc.: Revenue Refunding Bonds, Series 2000A,
8.5%, 5-1-29	3,500	3,501,400
Revenue Bonds, Series 1995,
6.0%, 11-1-14	1,225	1,078,612
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11-15-35	4,100	3,556,627
AllianceAirport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.25%, 12-1-29	5,500	3,474,405
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2004A Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,796,355
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	1,000	1,096,850
		36,368,751
Virginia - 3.16%
Norfolk Redevelopment and Housing Authority: First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.125%, 1-1-35	3,640	3,330,309
6.0%, 1-1-25	1,000	942,510
Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,135	3,165,253
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A (Fixed Rate Bonds):
5.4%, 7-1-27	2,500	2,185,300
5.5%, 7-1-37	2,500	2,103,175
The Marquis Community Development Authority (Virginia), Revenue Bonds, Series 2007,
5.625%, 9-1-18	4,000	3,816,400
		15,542,947
Washington - 0.91%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,016,170
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.5%, 8-15-36	1,500	1,441,650
		4,457,820
Wisconsin - 0.39%
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Ascension Health Senior Credit Group), Series 2006A,
5.0%, 11-15-36	2,000	1,909,180

Wyoming - 0.09%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	451,780

TOTAL MUNICIPAL BONDS - 96.99%		$476,532,101

(Cost: $503,943,065)

SHORT-TERM SECURITIES

Commercial Paper - 1.65%
Construction Materials
Black & Decker Corp.,
3.4%, 4-1-08	8,098	8,098,000

Municipal Obligations
Arizona - 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
2.25%, 4-3-08 (A)	100	100,000

Colorado - 1.04%
      Exempla General Improvement District, City of
           Lafayette, Colorado, Special Improvement
           District No.02-01, Special Assessment Revenue
           Refunding and Improvement Bonds, Series 2002
(Wells Fargo Bank, N. A.),
2.1%, 4-3-08 (A)	3,695	3,695,000
Steamboat Springs Redevelopment Authority, Colorado, Tax Increment Adjustable Rate Revenue Bonds (Base Area Redevelopment Project), Series 2007 (Wells Fargo Bank, N.A.),
2.12%, 4-2-08 (A)	1,400	1,400,000
		5,095,000
Texas - 0.10%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
2.2%, 4-2-08 (A)	500	500,000

Total Municipal Obligations - 1.16%		5,695,000

TOTAL SHORT-TERM SECURITIES - 2.81%		$13,793,000

(Cost: $13,793,000)

TOTAL INVESTMENT SECURITIES - 99.80%		$490,325,101

(Cost: $517,736,065)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%		970,979

NET ASSETS - 100.00%		$491,296,080

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)Underlying security in inverse floating rate trust certificates. (See Note 6 to financial statements).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MUNICIPAL HIGH INCOME FUND
      March 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $517,736) (Notes 1 and 3)	$490,325
Cash	1
Receivables:
Interest	8,915
Fund shares sold	2,663
Investment securities sold	247
Prepaid and other assets	47

Total assets	502,198

LIABILITIES
Trust certificates (Note 6)	7,500
Payable for investment securities purchased	1,965
Payable to Fund shareholders	853
Dividends payable	261
Accrued distribution fee (Note 2)	99
Payable for interest expense and fees (Note 6)	81
Accrued shareholder servicing (Note 2)	46
Accrued accounting services fee (Note 2)	11
Accrued management fee (Note 2)	6
Accrued service fee (Note 2)	–– *
Other	80

Total liabilities	10,902

Total net assets	$491,296

NET ASSETS
$1.00 par value capital stock:
Capital stock	$104,078
Additional paid-in capital	438,493
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	355
Accumulated undistributed net realized loss on investment transactions	(24,219)
Net unrealized depreciation in value of investments	(27,411)

Net assets applicable to outstanding units of capital	$491,296

Net asset value per share (net assets divided by shares outstanding):
Class A	$4.72
Class B	$4.72
Class C	$4.72
Class Y	$4.72
Capital shares outstanding:
Class A	100,101
Class B	1,218
Class C	2,728
Class Y	31
Capital shares authorized	300,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MUNICIPAL HIGH INCOME FUND
      For the Six Months Ended March 31, 2008
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$14,681

Expenses (Note 2):
Investment management fee	1,331
Service fee:
Class A	493
Class B	8
Class C	17
Shareholder servicing:
Class A	205
Class B	6
Class C	14
Class Y	–– *
Distribution fee:
Class A	107
Class B	23
Class C	50
Accounting services fee	70
Legal fees	42
Audit fees	16
Custodian fees	4
Other	275

Total	2,661
Less waiver of investment management fee (Notes 2 and 7)	(100)

Total expenses	2,561

Net investment income	12,120

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	5,086
Unrealized depreciation in value of investments during the period	(33,805)

Net loss on investments	(28,719)

Net decrease in net assets resulting from operations	$(16,599)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MUNICIPAL HIGH INCOME FUND
      (In Thousands)                                                                                                           (Unaudited)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2008	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,120	$23,570
Realized net gain (loss) on investments	5,086	(275)
Unrealized depreciation	(33,805)	(10,083)

Net increase (decrease) in net assets resulting from operations	(16,599)	13,212

Distributions to shareholders from (Note 1D): (1)
Net investment income:
Class A	(11,890)	(22,595)
Class B	(124)	(263)
Class C	(262)	(508)
Class Y	(4)	(6)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class Y	(––)	(––)

	(12,280)	(23,372)

Capital share transactions (Note 5)	3,164	40,164

Total increase (decrease)	(25,715)	30,004
NET ASSETS
Beginning of period	517,011	487,007

End of period	$491,296	$517,011

Undistributed net investment income	$355	$515

(1)See "Financial Highlights" on pages 32 - 35.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended September 30,
3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$5.00	$5.10	$4.98	$4.88	$4.83	$4.95

Income (loss) from investment operations:
Net investment income	0.12	0.24	0.24	0.26	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.28)	(0.10)	0.12	0.10	0.05	(0.12)

Total from investment operations	(0.16)	0.14	0.36	0.36	0.31	0.14

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.24)	(0.26)	(0.26)	(0.26)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.12)	(0.24)	(0.24)	(0.26)	(0.26)	(0.26)

Net asset value, end of period	$4.72	$5.00	$5.10	$4.98	$4.88	$4.83

Total return (1)	-3.27%	2.68%	7.37%	7.45%	6.66%	3.02%
Net assets, end of period (in millions)	$472	$497	$467	$407	$386	$407
Ratio of expenses to average net assets including expense waiver	0.98	% (2)	0.97%	0.98%	0.97%	0.95%	0.96%
Ratio of net investment income to average net assets including expense waiver	4.82	% (2)	4.67%	4.72%	5.18%	5.41%	5.54%
Ratio of expenses to average net assets excluding expense waiver	1.02	% (2)	1.01%	0.98	% (3)	0.97	% (3)	0.95	% (3)	0.96	% (3)
Ratio of net investment income to average net assets excluding expense waiver	4.78	% (2)	4.63%	4.72	% (3)	5.18	% (3)	5.41	% (3)	5.54	% (3)
Portfolio turnover rate	13%	33%	29%	24%	28%	23%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended September 30,
3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$5.00	$5.10	$4.98	$4.88	$4.83	$4.95

Income (loss) from investment operations:
Net investment income	0.10	0.19	0.19	0.21	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.28)	(0.10)	0.12	0.10	0.05	(0.12)

Total from investment operations	(0.18)	0.09	0.31	0.31	0.27	0.10

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.19)	(0.21)	(0.22)	(0.22)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.19)	(0.19)	(0.21)	(0.22)	(0.22)

Net asset value, end of period	$4.72	$5.00	$5.10	$4.98	$4.88	$4.83

Total return	-3.69%	1.81%	6.47%	6.53%	5.75%	2.15%
Net assets, end of period (in millions)	$6	$7	$7	$7	$6	$6
Ratio of expenses to average net assets including expense waiver	1.84	% (1)	1.82%	1.82%	1.83%	1.81%	1.80%
Ratio of net investment income to average net assets including expense waiver	3.96	% (1)	3.81%	3.89%	4.31%	4.55%	4.71%
Ratio of expenses to average net assets excluding expense waiver	1.88	% (1)	1.86%	1.82	% (2)	1.83	% (2)	1.81	% (2)	1.80	% (2)
Ratio of net investment income to average net assets excluding expense waiver	3.92	% (1)	3.77%	3.89	% (2)	4.31	% (2)	4.55	% (2)	4.71	% (2)
Portfolio turnover rate	13%	33%	29%	24%	28%	23%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended September 30,
3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$5.00	$5.10	$4.98	$4.88	$4.83	$4.95

Income (loss) from investment operations:
Net investment income	0.10	0.19	0.19	0.21	0.22	0.22
Net realized andunrealized gain (loss) on investments	(0.28)	(0.10)	0.12	0.10	0.05	(0.12)

Total from investment operations	(0.18)	0.09	0.31	0.31	0.27	0.10

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.19)	(0.21)	(0.22)	(0.22)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.19)	(0.19)	(0.21)	(0.22)	(0.22)

Net asset value, end of period	$4.72	$5.00	$5.10	$4.98	$4.88	$4.83

Total return	-3.71%	1.77%	6.43%	6.49%	5.71%	2.16%
Net assets, end of period (in millions)	$13	$13	$13	$9	$5	$5
Ratio of expenses to average net assets including expense waiver	1.89	% (1)	1.87%	1.86%	1.87%	1.85%	1.80%
Ratio of net investment income to average net assets including expense waiver	3.91	% (1)	3.77%	3.82%	4.26%	4.49%	4.70%
Ratio of expenses to average net assets excluding expense waiver	1.93	% (1)	1.91%	1.86	% (2)	1.87	% (2)	1.85	% (2)	1.80	% (2)
Ratio of net investment income to average net assets excluding expense waiver	3.87	% (1)	3.73%	3.82	% (2)	4.26	% (2)	4.49	% (2)	4.70	% (2)
Portfolio turnover rate	13%	33%	29%	24%	28%	23%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class Y Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended September 30,
3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$5.00	$5.10	$4.98	$4.88	$4.83	$4.95

Income (loss) from investment operations:
Net investment income	0.12	0.25	0.25	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.28)	(0.10)	0.12	0.10	0.05	(0.12)

Total from investment operations	(0.16)	0.15	0.37	0.37	0.32	0.15

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.25)	(0.27)	(0.27)	(0.27)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.12)	(0.25)	(0.25)	(0.27)	(0.27)	(0.27)

Net asset value, end of period	$4.72	$5.00	$5.10	$4.98	$4.88	$4.83

Total return	-3.19%	2.92%	7.61%	7.67%	6.87%	3.17%
Net assets, end of period (in thousands)	$145	$150	$105	$97	$83	$8,801
Ratio of expenses to average net assets including expense waiver	0.81	% (2)	0.75%	0.75%	0.76%	0.75%	0.80%
Ratio of net investment income to average net assets including expense waiver	4.99	% (2)	4.90%	4.96%	5.38%	5.78%	5.76%
Ratio of expenses to average net assets excluding expense waiver	0.85	% (2)	0.79%	0.75	% (3)	0.76	% (3)	0.75	% (3)	0.80	% (3)
Ratio of net investment income to average net assets excluding expense waiver	4.95	% (2)	4.86%	4.96	% (3)	5.38	% (3)	5.78	% (3)	5.76	% (3)
Portfolio turnover rate	13%	33%	29%	24%	28%	23%

(1)See Note 5.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2008                                                                                                 (Unaudited)

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of income that is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, whether taxable or nontaxable, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

      C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.

      D. Dividends and distributions - All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

      E. New Accounting Pronouncements - During the year ending September 30, 2008, the Fund instituted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48) with the impact of such adoption being recognized on March 31, 2008 in accordance with guidance provided by the Securities and Exchange Commission. FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability required for the recognition of unrecognized tax benefits during the year, nor were there any such liabilities to be recorded to the beginning net asset value of the Fund. The Fund is subject to examination by U.S. federal, state and foreign tax authorities for returns filed for years after 2003.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will institute SFAS No. 157 during 2008 and its potential impact, if any, on its financial statements is currently being assessed by management.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund will institute SFAS 161 during 2009 and its potential impact, if any, on its financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 7), the fee is payable as follows: 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. During the six-month period ended March 31, 2008, the amount waived (in thousands) was $100.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee
Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which is non-networked and which was in existence at any time during the prior month; however, WRSCO has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $299,827. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2008, W&R received $234, $5,758 and $3,802 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $233,344 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

During the six-month period ended March 31, 2008, the Fund paid Directors' regular compensation of $19,259, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $64,723,187, while proceeds from maturities and sales aggregated $65,538,599. Purchases of short-term securities aggregated $463,929,340, while proceeds from maturities and sales aggregated $466,379,828. No U.S. government obligations were purchased or sold during the six-month period ended March 31, 2008.

For Federal income tax purposes, cost of investments owned at March 31, 2008 was $509,760,797, resulting in net unrealized depreciation of $26,935,696, of which $7,629,233 related to appreciated securities and $34,564,929 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2007 and the related net capital losses and post-October activity were as follows:

Net ordinary income	$23,412,410
Distributed ordinary income	23,375,087
Undistributed ordinary income*	510,729

Realized long-term capital gains	––
Distributed long-term capital gains	––
Undistributed long-term capital gains	––

Net capital losses	419,822

Post-October losses deferred	––
*This entire amount was distributed prior to March 31, 2008.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income incurred in the 8 taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009	$4,281,239
September 30, 2010	11,473,462
September 30, 2011	3,929,709
September 30, 2012	4,152,198
September 30, 2013	5,048,012
September 30, 2015	419,822

Total carryover	$29,304,442

NOTE 5 - Multiclass Operations

The Fund currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. Class Y shares, which are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure, were closed to new and additional investments. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity. Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2008	2007

Shares issued from sale of shares:
Class A	8,227	19,555
Class B	35	161
Class C	394	1,105
Class Y	–– *	8
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,983	3,609
Class B	19	40
Class C	50	94
Class Y	1	1
Shares redeemed:
Class A	(9,460)	(15,428)
Class B	(160)	(272)
Class C	(428)	(998)
Class Y	(–– )*	(–– )*

Increase in outstanding capital shares	661	7,875

*Not shown due to rounding.
Value issued from sale of shares:
Class A	$40,125	$99,401
Class B	173	819
Class C	1,912	5,621
Class Y	–– *	43
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	9,664	18,288
Class B	93	205
Class C	245	475
Class Y	4	6
Value redeemed:
Class A	(46,179)	(78,247)
Class B	(784)	(1,384)
Class C	(2,089)	(5,063)
Class Y	(–– )*	(–– )*

Increase in outstanding capital	$3,164	$40,164

*Not shown due to rounding.

NOTE 6 - Inverse Floating Rate Obligations Issued by the Trust

The Fund may invest in inverse floating rate obligations. In this situation, a fixed-rate tax-exempt municipal bond owned by the Fund is transferred to a trust. The trust typically issues two classes of beneficial interests: short-term floating rate trust certificates (trust certificates), which are sold to third party investors, and residual interest certificates, which are generally issued to the Fund which made the transfer.

The transfer of the fixed-rate tax-exempt municipal bond to the trust does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". Therefore, this security is presented in the Fund's schedule of investments. Interest income on this underlying security is recorded by the Fund on an accrual basis. The trust certificates are reflected as a Fund liability. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to the trust are reported as expenses of the Fund. The trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date.

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Proxy Voting Information
Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1014SA (3-08)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date:	June 6, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	June 6, 2008